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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21331

Evergreen Multi-Sector Income Fund
______________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116
______________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116
______________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Multi-Sector Income Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
41	AUTOMATIC DIVIDEND REINVESTMENT PLAN
42	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Multi-Sector Income Fund for the six-month period ended April 30, 2008 (the “six-month period”).

Foreign and domestic markets were roiled with uncertainties during most of the six-month period as investors worried about the potential contagious effects of weakness in the U.S. economy. Concerns that started with problems with subprime mortgages in the United States created volatility in markets around the globe. A credit crunch and liquidity crisis dominated the fixed income markets, causing a general flight to quality over the first five months of the six-month period. Sovereign debt and other high-quality securities tended to perform well, while credit-sensitive sectors tended to fall. This pattern reversed itself in April 2008, however, as corporate bonds, asset-backed securities and emerging market debt rallied following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. In global equity markets, stocks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month, consistent with the performance of credit-sensitive bonds. Over the six-month period, prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining

LETTER TO SHAREHOLDERS continued

home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

Over the six-month period, managers of Evergreen Multi-Sector Income Fund maintained their strategy seeking a high level of current income with limited exposure to the risks posed by changing interest rates. Assets of this closed-end fund were allocated among sleeves of high yield, domestic corporate bonds, investment grade foreign debt securities and adjustable rate U.S. mortgage-backed securities.

During the six-month period, a challenge emerged in connection with Auction Market Preferred Shares (AMPS) issued by the fund to create leverage in pursuit of its income orientation. The liquidity crisis affecting global credit markets

LETTER TO SHAREHOLDERS continued

caused failures in regularly scheduled auctions for AMPS, including auctions for the fund’s preferred shares. As a consequence, holders of these preferred shares temporarily were not able to sell them at auction, which entitled the holders of these shares to be paid by the fund at the maximum rates allowed under the governing documents for these preferred shares. This situation was later alleviated, however, when we obtained debt financing from a major financial institution, enabling the fund to redeem approximately 80% of the outstanding auction preferred shares.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31,

		2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$18.74	$18.55	$18.91	$20.19	$19.38	$19.10[2]

Income from investment operations
Net investment income (loss)	0.90[3]	1.73[3]	1.60[3]	1.49[3]	1.62	0.38
Net realized and unrealized gains or losses on investments	(0.41)	0.29	(0.06)	(1.06)	0.94	0.46
Distributions to preferred shareholders from[3]
Net investment income	(0.23)	(0.51)	(0.45)	(0.28)	(0.13)	(0.02)
Net realized gains	0	0	0	0[4]	0	0

Total from investment operations	0.26	1.51	1.09	0.15	2.43	0.82

Distributions to common shareholders from
Net investment income	(0.65)	(1.29)	(1.34)	(1.43)	(1.62)	(0.39)
Net realized gains	0	0	(0.01)	0	0	0
Tax basis return of capital	0	(0.03)	(0.10)	0	0	0

Total distributions to common shareholders	(0.65)	(1.32)	(1.45)	(1.43)	(1.62)	(0.39)

Offering costs charged to capital for
Common shares	0	0	0	0	0	(0.04)
Preferred shares	0	0	0	0[4]	0	(0.11)

Total offering costs	0	0	0	0	0	(0.15)

Net asset value, end of period	$18.35	$18.74	$18.55	$18.91	$20.19	$19.38

Market value, end of period	$16.06	$16.22	$17.07	$16.42	$18.49	$18.15

Total return based on market value[5]	3.11%	2.64%	13.46%	(3.77)%	11.23%	(7.35)%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$771,531	$787,919	$780,321	$795,244	$849,127	$814,948
Liquidation value of preferred shares, end of period (thousands)	$400,358	$400,475	$400,402	$400,309	$400,165	$400,098
Asset coverage ratio, end of period	291%	296%	299%	299%	312%	304%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.14%[6]	1.15%	1.15%	1.11%	1.12%	0.95%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.14%[6]	1.15%	1.15%	1.11%	1.12%	0.95%[6]
Net investment income (loss)[7]	7.43%[6]	6.54%	6.18%	6.08%	6.99%	5.13%[6]
Portfolio turnover rate	44%	95%	62%	80%	78%	8%

1	For the period from June 25, 2003 (commencement of operations), to October 31, 2003.
2	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
3	Calculated based on average common shares outstanding during the period.
4	Amount represents less than $0.005 per share.
5

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

6	Annualized
7	The net investment income (loss) ratio reflects distributions paid to preferred shareholders.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 10.4%
FIXED-RATE 0.3%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$1,435,236	$1,473,572
Ser. 2001-51, Class P, 6.00%, 08/25/2030	820,760	830,767

		2,304,339

FLOATING-RATE 10.1%
FHLMC:
Ser. 0196, Class A, 3.55%, 12/15/2021	183,160	182,601
Ser. 1500, Class FD, 2.59%, 05/15/2023	4,759,737	4,707,916
Ser. 2182, Class FE, 3.26%, 05/15/2028	722,154	716,790
Ser. 2247, Class FC, 3.32%, 08/15/2030	798,567	794,421
Ser. 2390, Class FD, 3.17%, 12/15/2031	161,219	159,386
Ser. 2411, Class F, 3.27%, 02/15/2032	203,432	200,940
Ser. 2431, Class F, 3.22%, 03/15/2032	7,604,498	7,518,848
Ser. 2567, Class FH, 3.12%, 02/15/2033	394,681	392,495
Ser. T-66, Class 2A1, 7.12%, 01/25/2036 ☐	8,356,764	8,895,943
Ser. T-67, Class 1A1C, 7.23%, 03/25/2036 ☐	25,449,895	27,357,361
Ser. T-67, Class 2A1C, 7.17%, 03/25/2036	1,712,112	1,852,199
FNMA:
Ser. 1996-46, Class FA, 3.41%, 08/25/2021	108,769	108,497
Ser. 2000-45, Class F, 3.35%, 12/25/2030	810,190	798,780
Ser. 2001-24, Class FC, 3.50%, 04/25/2031	302,065	301,448
Ser. 2001-35, Class F, 3.50%, 07/25/2031	68,823	68,448
Ser. 2001-37, Class F, 3.40%, 08/25/2031	304,297	300,904
Ser. 2001-57, Class F, 3.40%, 06/25/2031	69,289	68,451
Ser. 2001-62, Class FC, 3.55%, 11/25/2031	910,795	899,237
Ser. 2002-77, Class F, 3.50%, 12/25/2032	5,009,387	4,954,776
Ser. 2002-77, Class FH, 3.13%, 12/18/2032	393,583	388,423
Ser. 2002-77, Class FV, 3.23%, 12/18/2032	1,277,349	1,260,902
Ser. 2002-95, Class FK, 3.40%, 01/25/2033	10,324,385	10,116,865
Ser. 2002-97, Class FR, 3.45%, 01/25/2033	156,438	152,394
Ser. 2003-W8, Class 3F2, 3.25%, 05/25/2042	1,909,439	1,892,426
Ser. G91-16, Class F, 3.36%, 06/25/2021	115,336	114,574
Ser. G92-17, Class F, 3.96%, 03/25/2022	195,214	195,947
Ser. G92-53, Class FA, 3.66%, 09/25/2022	1,865,278	1,859,240
Ser. G93-11, Class FB, 3.76%, 12/25/2008	181	181
GNMA:
Ser. 1997-13, Class F, 3.25%, 09/16/2027	1,716,474	1,690,143
Ser. 2001-61, Class FA, 3.30%, 09/20/2030	135,859	135,314

		78,085,850

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $80,183,086)		80,390,189

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH
SECURITIES 26.4%
FIXED-RATE 4.1%
FHLMC:
6.50%, 06/01/2017	$2,861,945	$2,966,257
8.50%, 04/01/2015-07/01/2028	503,241	548,589
FHLMC 30 year:
5.50%, TBA #	10,305,000	10,345,251
6.00%, TBA #	12,000,000	12,245,628
FNMA:
6.00%, 04/01/2033	643,735	666,124
6.50%, 11/01/2032	262,350	273,728
7.00%, 09/01/2031-08/01/2032	1,683,314	1,797,764
7.50%, 07/01/2017-07/01/2032	977,898	1,042,158
8.00%, 12/01/2024-06/01/2030	301,633	327,007
12.00%, 01/01/2016	56,073	63,367
GNMA:
6.50%, 06/15/2028	109,403	114,119
7.25%, 07/15/2017-05/15/2018	980,074	1,050,914

		31,440,906

FLOATING-RATE 22.3%
FHLB:
5.89%, 05/01/2037 ##	13,140,262	13,409,966
6.66%, 07/01/2034	749,048	774,539
6.90%, 11/01/2030	702,368	729,002
7.125%, 07/01/2033	527,368	533,706
FHLMC:
5.06%, 07/01/2035	710,771	744,078
5.31%, 06/01/2030	405,119	408,863
5.41%, 03/01/2032	1,214,849	1,219,347
5.46%, 12/01/2026	136,699	137,866
5.49%, 10/01/2030	28,036	28,340
5.75%, 02/01/2016	33,839	34,370
5.89%, 02/01/2037	5,595,216	5,739,277
5.92%, 10/01/2017	6,709	6,765
5.98%, 06/01/2028	153,057	156,905
6.07%, 05/01/2019	7,459	7,539
6.11%, 07/01/2019	15,254	15,389
6.18%, 01/01/2018	106,393	108,968
6.24%, 10/01/2024	393,590	397,552
6.25%, 02/01/2016	30,025	30,558
6.29%, 03/01/2018-10/01/2037	5,155,555	5,311,186
6.40%, 12/01/2022-06/01/2031	799,837	816,624
6.41%, 08/01/2017-07/01/2030	197,453	205,901
6.42%, 10/01/2022-11/01/2023	314,762	322,088
6.51%, 06/01/2035	2,337,335	2,371,611

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.56%, 06/01/2035	$146,874	$155,244
6.62%, 06/01/2023	349,056	350,511
6.67%, 10/01/2030	1,967,039	1,998,248
6.68%, 05/01/2025-09/01/2032	5,295,905	5,468,851
6.70%, 01/01/2030	276,914	289,311
6.71%, 09/01/2032	807,278	833,950
6.73%, 06/01/2018	76,467	79,942
6.76%, 06/01/2031	483,184	505,783
6.78%, 10/01/2033	319,931	331,273
6.80%, 10/01/2030	558,577	578,105
6.82%, 10/01/2033	60,674	61,596
6.83%, 03/01/2024	288,501	298,195
6.86%, 12/01/2033	3,460,422	3,579,599
7.02%, 08/01/2030	661,198	686,720
7.07%, 07/01/2032	994,920	1,004,283
7.16%, 08/01/2032	1,149,568	1,171,662
7.24%, 01/01/2027	289,478	310,667
7.25%, 10/01/2024	51,377	53,148
7.30%, 06/01/2033	479,370	485,079
8.50%, 03/01/2030	135,065	148,399
FNMA:
4.10%, 04/01/2028	119,061	115,868
4.45%, 10/01/2034	309,211	317,350
4.47%, 08/01/2020	1,535,892	1,541,283
4.81%, 02/01/2017-12/01/2017	3,904,010	3,922,724
4.82%, 02/01/2037	927,968	944,755
4.875%, 04/01/2019	75,428	76,427
4.98%, 03/01/2033	171,800	173,974
4.99%, 01/01/2038	5,908,836	6,247,648
5.00%, 03/01/2035	5,273,518	5,316,181
5.10%, 03/01/2034	1,255,843	1,310,939
5.17%, 02/01/2035	1,464,893	1,472,706
5.22%, 03/01/2018	743,302	752,658
5.25%, 01/01/2017	95,924	97,779
5.27%, 10/01/2029	164,100	164,552
5.33%, 09/01/2041	1,239,357	1,246,997
5.38%, 02/01/2035	9,047,382	9,129,170
5.41%, 03/01/2032	394,254	404,958
5.42%, 04/01/2017	2,992,628	2,985,356
5.45%, 04/01/2034 #	5,230,810	5,195,607
5.52%, 12/01/2028	58,227	59,757
5.58%, 02/01/2038	141,460	144,590
5.61%, 12/01/2022	15,942	16,809

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FLOATING-RATE continued
FNMA:
5.62%, 08/01/2028	$82,597	$85,070
5.65%, 12/01/2031	362,305	372,254
5.69%, 12/01/2036	71,296	71,992
5.73%, 09/01/2032	216,746	225,058
5.75%, 12/01/2016	12,516	12,841
5.77%, 12/01/2034	1,889,821	1,931,624
5.79%, 06/01/2031	155,587	160,623
5.80%, 01/01/2030	83,758	85,776
5.82%, 01/01/2034	687,272	708,282
5.84%, 01/01/2015	61,263	62,576
5.87%, 06/01/2033-01/01/2037	12,512,274	12,795,003
5.90%, 12/01/2009	2,659,430	2,659,430
5.93%, 09/01/2024	12,449	13,308
5.98%, 03/01/2034	960,223	968,358
6.00%, 05/01/2021-08/01/2021	19,607	20,969
6.04%, 10/01/2035-12/01/2035	10,158,890	10,430,026
6.06%, 04/01/2031	982,383	1,019,734
6.08%, 02/01/2038	381,293	391,496
6.09%, 04/01/2034	2,502,954	2,595,263
6.10%, 06/01/2024	232,249	238,265
6.11%, 12/01/2013	565,653	572,124
6.14%, 08/01/2027	349,983	366,369
6.15%, 12/01/2020	159,019	171,356
6.16%, 04/01/2024	155,126	159,978
6.23%, 01/01/2033	1,322,926	1,348,022
6.35%, 05/01/2027-08/01/2036	8,222,782	8,412,118
6.42%, 04/01/2025	208,556	218,108
6.45%, 05/01/2030	261,771	271,616
6.49%, 02/01/2035	600,546	617,980
6.50%, 12/01/2023	59,593	61,690
6.54%, 06/01/2029-04/01/2036	9,308,229	9,776,532
6.57%, 07/01/2026	57,904	59,798
6.58%, 09/01/2037	4,727,430	4,905,598
6.59%, 04/01/2034	1,336,684	1,378,188
6.60%, 01/01/2026	486,981	502,808
6.62%, 10/01/2032	292,277	305,523
6.63%, 12/01/2031	138,931	141,623
6.73%, 12/01/2026	136,112	140,317
6.75%, 12/01/2029	80,259	82,915
6.80%, 11/01/2024	547,144	576,104
6.84%, 08/01/2030	418,159	434,530
6.93%, 07/01/2030	175,202	184,057
6.94%, 09/01/2024	277,976	284,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.97%, 01/01/2028	$967,128	$1,000,610
7.04%, 12/01/2032	1,406,092	1,422,365
7.13%, 09/01/2027	347,084	361,012
7.15%, 07/01/2032-07/01/2033	735,658	762,763
7.17%, 04/01/2033	218,749	225,248
7.19%, 10/01/2032	2,913,780	3,024,883
7.24%, 01/01/2028-06/01/2037	1,382,087	1,423,988
GNMA:
5.00%, 11/20/2030-10/20/2031	1,077,773	1,085,084
5.125%, 10/20/2029-11/20/2030	2,106,050	2,110,739
5.25%, 02/20/2029	607,858	619,018
5.375%, 01/20/2027-03/20/2028	402,306	409,926
5.50%, 02/20/2031	442,795	451,902
5.625%, 09/20/2030	371,560	372,968

		172,629,452

Total Agency Mortgage-Backed Pass Through Securities (cost $202,783,216)		204,070,358

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.5%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	387,280	404,514
Ser. 2002-T6, Class A4, FRN, 6.21%, 03/25/2041	3,027,333	3,037,224
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	461,690	476,349
Ser. 2004-T03, Class 2A, FRN, 6.22%, 08/25/2043	1,432,147	1,456,952
Ser. 2005-W4, Class 3A, FRN, 6.28%, 06/25/2035	5,934,621	5,816,819

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $11,459,350)		11,191,858

CORPORATE BONDS 61.1%
CONSUMER DISCRETIONARY 14.2%
Auto Components 1.2%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012 ρ	225,000	207,450
8.375%, 12/15/2014 ρ	1,150,000	954,500
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	2,630,000	2,235,500
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	1,270,000	1,387,475
Metaldyne Corp.:
10.00%, 11/01/2013	5,610,000	3,632,475
11.00%, 06/15/2012	1,951,000	721,870

		9,139,270

Automobiles 1.1%
Ford Motor Co., 7.70%, 05/15/2097	6,190,000	4,116,350

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Automobiles continued
General Motors Corp.:
7.20%, 01/15/2011 ρ	$3,905,000	$3,465,687
8.25%, 07/15/2023 ρ	1,565,000	1,177,663

		8,759,700

Diversified Consumer Services 0.3%
Carriage Services, Inc., 7.875%, 01/15/2015	850,000	850,000
Education Management, LLC, 8.75%, 06/01/2014	1,155,000	1,033,725
Service Corporation International, 6.75%, 04/01/2015	90,000	90,563

		1,974,288

Hotels, Restaurants & Leisure 4.0%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	1,570,000	1,483,650
8.125%, 05/15/2011 ρ	565,000	480,956
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A ρ	5,726,000	4,137,035
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 ρ	2,330,000	2,027,100
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	7,475,000	5,793,125
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	195,000	198,900
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	2,419,000	2,594,378
Seneca Gaming Corp., 7.25%, 05/01/2012	615,000	597,319
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	2,890,000	2,572,100
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	625,000	521,875
9.625%, 06/01/2014 ρ	1,090,000	724,850
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ρ	7,091,000	4,591,422
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	4,580,000	4,751,750

		30,474,460

Household Durables 1.6%
Centex Corp.:
4.875%, 08/15/2008	1,250,000	1,237,589
5.80%, 09/15/2009	420,000	403,335
D.R. Horton, Inc.:
4.875%, 01/15/2010	625,000	596,875
5.00%, 01/15/2009	1,435,000	1,399,125
8.00%, 02/01/2009	675,000	675,000
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	680,000	533,800
6.50%, 01/15/2014	888,000	634,920
KB Home:
7.75%, 02/01/2010 ρ	985,000	972,687
8.625%, 12/15/2008	570,000	578,550
Libbey, Inc., FRN, 11.91%, 06/01/2011	1,420,000	1,430,650
Meritage Homes Corp., 7.00%, 05/01/2014	625,000	536,719

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Pulte Homes, Inc.:
4.875%, 07/15/2009	$2,745,000	$2,662,650
7.875%, 08/01/2011	195,000	191,100
Standard Pacific Corp., 5.125%, 04/01/2009	680,000	608,600

		12,461,600

Media 4.1%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	2,030,000	2,030,000
CCH I, LLC, 11.00%, 10/01/2015 ρ	90,000	70,425
Charter Communications, Inc., 10.875%, 09/15/2014 144A ρ	4,130,000	4,388,125
CSC Holdings, Inc., 7.625%, 04/01/2011	1,715,000	1,736,437
Idearc, Inc., 8.00%, 11/15/2016	5,560,000	3,641,800
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	1,045,000	990,138
7.25%, 01/01/2013	180,000	179,100
Ser. B, 6.625%, 08/15/2015	2,790,000	2,643,525
Mediacom Broadband, LLC, 8.50%, 10/15/2015	610,000	564,250
Mediacom, LLC, 7.875%, 02/15/2011	560,000	532,000
Ion Media Networks, Inc., FRN, 8.96%, 01/15/2013 144A	3,260,000	1,964,150
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A ρ	3,275,000	2,128,750
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	1,327,000	1,348,564
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 ρ	2,185,000	1,851,787
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,035,000
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	1,890,000	1,828,575
Young Broadcasting, Inc., 8.75%, 01/15/2014	5,196,000	3,065,640

		31,998,266

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	1,460,000	1,525,700

Specialty Retail 0.9%
American Achievement Corp., 8.25%, 04/01/2012	2,915,000	2,579,775
Home Depot, Inc., 5.875%, 12/16/2036	665,000	557,684
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	1,185,000	1,155,375
Payless ShoeSource, Inc., 8.25%, 08/01/2013	3,245,000	2,944,837

		7,237,671

Textiles, Apparel & Luxury Goods 0.8%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	445,000	349,325
Oxford Industries, Inc., 8.875%, 06/01/2011	5,256,000	5,032,620
Unifi, Inc., 11.50%, 05/15/2014 ρ	908,000	740,020

		6,121,965

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 1.4%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	$315,000	$335,475

Food & Staples Retailing 0.2%
Ingles Markets, Inc., 8.875%, 12/01/2011	970,000	989,400
Rite Aid Corp., 8.125%, 05/01/2010	625,000	628,125

		1,617,525

Food Products 0.7%
Dean Foods Co., 6.625%, 05/15/2009	195,000	195,975
Del Monte Foods Co.:
6.75%, 02/15/2015	705,000	683,850
8.625%, 12/15/2012	2,949,000	3,066,960
Pilgrim’s Pride Corp., 8.375%, 05/01/2017 ρ	1,645,000	1,472,275
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	65,000	64,837

		5,483,897

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	530,000	524,700

Personal Products 0.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,580,000	3,043,000

ENERGY 6.9%
Energy Equipment & Services 1.8%
Bristow Group, Inc., 7.50%, 09/15/2017	1,030,000	1,068,625
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	1,850,000	1,859,250
GulfMark Offshore, Inc., 7.75%, 07/15/2014 ρ	1,630,000	1,695,200
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014 ρ	4,370,000	4,271,675
Parker Drilling Co., 9.625%, 10/01/2013	2,051,000	2,163,805
PHI, Inc., 7.125%, 04/15/2013	2,835,000	2,664,900

		13,723,455

Oil, Gas & Consumable Fuels 5.1%
Chesapeake Energy Corp.:
6.875%, 01/15/2016 ρ	1,260,000	1,278,900
7.75%, 01/15/2015 ρ	3,425,000	3,553,437
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	1,325,000	1,245,500
Delta Petroleum Corp., 7.00%, 04/01/2015	1,800,000	1,602,000
El Paso Corp., 7.00%, 06/15/2017	915,000	959,452
Encore Acquisition Co.:
6.00%, 07/15/2015	1,980,000	1,831,500
6.25%, 04/15/2014 ρ	995,000	940,275
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	993,000	923,490
Exco Resources, Inc., 7.25%, 01/15/2011	2,495,000	2,495,000
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	3,095,000	3,110,475
Forest Oil Corp., 7.25%, 06/15/2019 ρ	970,000	1,006,375
Frontier Oil Corp., 6.625%, 10/01/2011	725,000	725,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Mariner Energy, Inc., 8.00%, 05/15/2017	$552,000	$545,100
Markwest Energy Partners, LP, 8.75%, 04/15/2018 144A	395,000	411,788
Peabody Energy Corp.:
5.875%, 04/15/2016	4,150,000	4,046,250
7.875%, 11/01/2026	420,000	435,750
Plains All American Pipeline, LP, 6.50%, 05/01/2018 144A	630,000	644,591
Plains Exploration & Production Co., 7.75%, 06/15/2015	895,000	921,850
Sabine Pass LNG, LP:
7.25%, 11/30/2013	585,000	544,050
7.50%, 11/30/2016 ρ	3,850,000	3,542,000
Southwestern Energy Co., 7.50%, 02/01/2018 144A	195,000	207,675
Tesoro Corp.:
6.50%, 06/01/2017	2,500,000	2,306,250
6.625%, 11/01/2015	765,000	722,925
Williams Cos.:
7.50%, 01/15/2031	2,080,000	2,215,200
8.125%, 03/15/2012	3,195,000	3,514,500

		39,729,333

FINANCIALS 10.5%
Capital Markets 0.3%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	1,100,000	899,250
8.00%, 06/15/2011 ρ	200,000	179,000
12.50%, 11/30/2017 144A	1,040,000	1,080,300

		2,158,550

Consumer Finance 6.4%
CCH II Capital Corp, 10.25%, 09/15/2010 ρ	8,185,000	7,914,750
Daimler Financial Services AG, 4.875%, 06/15/2010	1,000,000	1,010,536
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	410,000	383,885
5.80%, 01/12/2009	630,000	616,120
7.375%, 10/28/2009	5,615,000	5,406,992
9.75%, 09/15/2010	8,078,000	7,851,816
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	1,405,000	1,321,342
6.875%, 09/15/2011	9,315,000	7,767,918
6.875%, 08/28/2012	410,000	325,554
7.25%, 03/02/2011	135,000	114,590
7.75%, 01/19/2010	1,505,000	1,385,307
8.00%, 11/01/2031	4,090,000	3,101,263

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
FRN:
3.75%, 09/23/2008	$1,815,000	$1,780,998
4.32%, 05/15/2009	2,730,000	2,491,346
HSBC Finance Corp., 5.00%, 06/30/2015	2,400,000	2,338,222
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	680,000	571,200
Sprint Capital Corp., 6.875%, 11/15/2028	2,715,000	2,116,001
Toll Corp.:
8.25%, 02/01/2011	2,355,000	2,278,463
8.25%, 12/01/2011	450,000	432,000

		49,208,303

Diversified Financial Services 1.0%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	1,660,000	1,682,128
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	1,085,000	1,108,862
Leucadia National Corp.:
7.125%, 03/15/2017	555,000	532,800
8.125%, 09/15/2015	4,035,000	4,135,875
Biomet, Inc., 11.625%, 10/15/2017 144A	665,000	709,888

		8,169,553

Real Estate Investment Trusts 1.3%
Host Marriott Corp.:
7.125%, 11/01/2013 ρ	2,310,000	2,312,887
Ser. O, 6.375%, 03/15/2015	140,000	135,100
Ser. Q, 6.75%, 06/01/2016	2,990,000	2,937,675
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,255,000	1,231,469
7.00%, 01/15/2016	2,185,000	2,122,181
Ventas, Inc., 7.125%, 06/01/2015	1,010,000	1,017,575

		9,756,887

Real Estate Management & Development 0.0%
Realogy Corp., 10.50%, 04/15/2014 ρ	75,000	55,500

Thrifts & Mortgage Finance 1.5%
Residential Capital, LLC:
FRN, 3.49%, 06/09/2008 ρ	870,000	814,538
Step Bond:
8.125%, 11/21/2008 Š	1,425,000	1,189,875
8.375%, 06/30/2010 ρŠ	16,915,000	9,260,962

		11,265,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.6%
Health Care Providers & Services 2.6%
HCA, Inc.:
8.75%, 09/01/2010	$2,780,000	$2,870,350
9.25%, 11/15/2016	9,105,000	9,810,637
Omnicare, Inc.:
6.125%, 06/01/2013	3,705,000	3,390,075
6.875%, 12/15/2015	4,130,000	3,789,275

		19,860,337

INDUSTRIALS 6.1%
Aerospace & Defense 3.2%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	450,000	447,750
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	950,000	970,187
DRS Technologies, Inc., 6.625%, 02/01/2016	1,075,000	1,069,625
Hexcel Corp., 6.75%, 02/01/2015	1,700,000	1,697,875
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	13,550,000	13,211,250
6.375%, 10/15/2015	4,404,000	4,376,475
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011 ρ	3,280,000	3,132,400

		24,905,562

Commercial Services & Supplies 1.4%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	4,315,000	3,948,225
9.25%, 05/01/2021	1,530,000	1,591,200
Geo Group, Inc., 8.25%, 07/15/2013	720,000	747,000
Mobile Mini, Inc., 6.875%, 05/01/2015	1,420,000	1,203,450
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	3,330,000	3,506,923

		10,996,798

Machinery 0.7%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,875,000	5,067,188

Road & Rail 0.6%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	95,000	84,313
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	1,595,000	1,614,937
10.50%, 01/01/2016 ρ	95,000	96,069
Kansas City Southern:
7.50%, 06/15/2009	1,140,000	1,174,200
9.50%, 10/01/2008	1,450,000	1,471,750

		4,441,269

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 ρ	$220,000	$108,900
United Rentals, Inc., 6.50%, 02/15/2012	1,320,000	1,244,100

		1,353,000

INFORMATION TECHNOLOGY 2.6%
Electronic Equipment & Instruments 1.2%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,055,000	2,917,525
Jabil Circuit, Inc.:
5.875%, 07/15/2010	595,000	584,534
8.25%, 03/15/2018 144A ρ	4,460,000	4,482,300
Sanmina-SCI Corp.:
6.75%, 03/01/2013	445,000	404,950
8.125%, 03/01/2016 ρ	710,000	656,750
FRN, 5.55%, 06/15/2010 144A	589,000	584,582

		9,630,641

IT Services 1.0%
First Data Corp., 9.875%, 09/24/2015 144A ρ	3,330,000	3,034,462
ipayment, Inc., 9.75%, 05/15/2014	1,835,000	1,587,275
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	2,595,000	2,290,088
10.25%, 08/15/2015	55,000	58,713
Unisys Corp., 6.875%, 03/15/2010	765,000	739,181

		7,709,719

Office Electronics 0.1%
Xerox Corp., 6.35%, 05/15/2018	580,000	584,001

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	95,000	84,075
9.125%, 12/15/2014	775,000	641,313
Spansion, Inc., FRN, 6.20%, 06/01/2013 144A	1,985,000	1,498,675

		2,224,063

MATERIALS 7.4%
Chemicals 2.9%
ARCO Chemical Co.:
9.80%, 02/01/2020	1,050,000	924,000
10.25%, 11/01/2010	180,000	184,500
Huntsman, LLC, 11.625%, 10/15/2010	3,000,000	3,165,000
Koppers Holdings, Inc.:
9.875%, 10/15/2013	215,000	228,975
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,235,000	1,966,800
MacDermid, Inc., 9.50%, 04/15/2017 144A	3,383,000	3,247,680
Millenium America, Inc., 7.625%, 11/15/2026	2,480,000	1,605,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	$2,685,000	$2,617,875
10.125%, 12/01/2014	1,205,000	1,153,787
Mosaic Co.:
7.30%, 01/15/2028	1,285,000	1,252,875
7.875%, 12/01/2016 144A	1,800,000	1,980,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	5,200,000	4,498,000

		22,825,292

Construction Materials 0.5%
CPG International, Inc.:
10.50%, 07/01/2013	3,605,000	3,100,300
FRN, 11.47%, 07/01/2012	690,000	564,075

		3,664,375

Containers & Packaging 2.1%
Berry Plastics Holdings Corp.:
6.68%, 09/15/2014 ρ	665,000	568,575
7.57%, 02/15/2015 144A ρ	795,000	771,150
8.875%, 09/15/2014 ρ	636,000	597,840
Exopack Holding Corp., 11.25%, 02/01/2014	3,350,000	3,216,000
Graham Packaging Co.:
8.50%, 10/15/2012 ρ	2,320,000	2,285,200
9.875%, 10/15/2014 ρ	1,670,000	1,578,150
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	1,890,000	1,918,350
9.50%, 08/15/2013 ρ	1,920,000	1,920,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	3,520,000	3,238,400

		16,093,665

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	2,975,000	3,294,813
Indalex Holdings Corp., 11.50%, 02/01/2014	1,780,000	1,397,300

		4,692,113

Paper & Forest Products 1.3%
Georgia Pacific Corp.:
8.125%, 05/15/2011 ρ	4,665,000	4,857,431
8.875%, 05/15/2031	2,380,000	2,332,400
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	2,673,000	2,753,190

		9,943,021

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 1.6%
Citizens Communications Co.:
7.875%, 01/15/2027	$645,000	$575,663
9.25%, 05/15/2011	2,570,000	2,724,200
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A ρ	990,000	1,004,850
Qwest Corp.:
6.50%, 06/01/2017	610,000	574,925
7.50%, 06/15/2023	705,000	648,600
8.875%, 03/15/2012	4,395,000	4,658,700
West Corp., 11.00%, 10/15/2016 ρ	2,055,000	1,836,656

		12,023,594

Wireless Telecommunication Services 2.6%
Centennial Communications Corp.:
8.125%, 02/01/2014 ρ	2,800,000	2,800,000
10.125%, 06/15/2013	915,000	958,462
Cricket Communications, Inc., 9.375%, 11/01/2014 144A	1,880,000	1,854,150
MetroPCS Communications, Inc., 9.25%, 11/01/2014 ρ	3,770,000	3,722,875
Rural Cellular Corp., 8.25%, 03/15/2012	5,410,000	5,653,450
Sprint Nextel Corp.:
6.375%, 05/01/2009	1,365,000	1,344,843
6.90%, 05/01/2019	385,000	318,196
Ser. D, 7.375%, 08/01/2015	2,165,000	1,733,169
Ser. F, 5.95%, 03/15/2014	2,230,000	1,741,423

		20,126,568

UTILITIES 5.2%
Electric Utilities 5.1%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	4,095,000	4,381,650
Aquila, Inc., Step Bond, 14.875%, 07/01/2012 Š	5,274,000	6,434,280
CMS Energy Corp.:
6.55%, 07/17/2017 ρ	270,000	266,555
8.50%, 04/15/2011	355,000	381,963
Edison Mission Energy:
7.00%, 05/15/2017	560,000	568,400
7.20%, 05/15/2019	325,000	329,063
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A ρ	3,015,000	3,226,050
11.25%, 11/01/2017 144A	1,810,000	1,905,025
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 ρ	560,000	551,600
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	467,661	537,811
Mirant North America, LLC, 7.375%, 12/31/2013	5,080,000	5,295,900
NRG Energy, Inc., 7.375%, 02/01/2016	4,215,000	4,351,987
Orion Power Holdings, Inc., 12.00%, 05/01/2010	4,880,000	5,404,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Reliant Energy, Inc.:
6.75%, 12/15/2014	$5,425,000	$5,628,437
7.875%, 06/15/2017 ρ	85,000	89,038
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	330,000	345,675
10.50%, 11/01/2016 144A	55,000	56,581

		39,754,615

Independent Power Producers & Energy Traders 0.1%
AES Corp., 8.00%, 10/15/2017	110,000	115,225
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	410,000	410,000

		525,225

Total Corporate Bonds (cost $490,891,520)		471,185,519

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 20.9%
CONSUMER DISCRETIONARY 0.4%
Media 0.1%
Central European Media Enterprise, Ltd.:
8.25%, 05/15/2012 EUR	500,000	797,757
FRN, 6.20%, 05/15/2014 EUR	250,000	345,232

		1,142,989

Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,929,567

CONSUMER STAPLES 1.3%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,483,795

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,563,168
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	943,727

		2,506,895

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	3,140,000	6,041,316

ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
GAZ Capital SA, 6.61%, 02/13/2018 EUR	1,600,000	2,324,170
GAZPROM OAO, 5.36%, 10/31/2014 EUR	1,100,000	1,568,980
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	935,585

		4,828,735

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS 15.6%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	1,510,000	$2,784,511

Commercial Banks 9.0%
Bank Nederlandse Gemeenten NV, 4.875%, 04/21/2010 GBP	6,695,000	13,206,969
Eurofima:
6.25%, 12/28/2018 AUD	2,450,000	2,182,850
6.50%, 08/22/2011 AUD	5,000,000	4,601,428
European Investment Bank:
5.75%, 09/15/2009 AUD	5,470,000	5,032,293
6.125%, 01/23/2017 AUD	12,430,000	11,034,105
Institut Credito Official, 4.375%, 05/23/2012 EUR	3,800,000	5,941,944
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	1,980,000	1,982,516
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	6,310,000	6,561,786
6.00%, 07/15/2009 NZD	8,250,000	6,289,819
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	7,110,000	7,200,004
5.75%, 01/21/2015 AUD	5,330,000	4,619,661
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	541,404

		69,194,779

Consumer Finance 2.1%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	5,360,000	8,681,864
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	736,241
Total Capital SA, 5.50%, 01/29/2013 GBP	1,000,000	1,995,980
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	4,600,000	3,633,397
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	940,000	1,391,872

		16,439,354

Diversified Financial Services 1.5%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	1,000,000	1,804,215
General Electric Capital European Funding, 4.125%, 10/27/2016 EUR	4,750,000	6,893,802
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	780,000	1,509,505
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	1,000,000	1,323,110

		11,530,632

Insurance 0.6%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	3,749,090
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	919,421

		4,668,511

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.0%
Nykredit, 5.00%, 10/01/2035 DKK	26,650,640	$5,341,029
Realkredit Danmark, 4.00%, 10/01/2035 DKK	17,725,547	3,259,195
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	33,855,784	7,179,476

		15,779,700

INDUSTRIALS 0.5%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	930,000	1,462,114

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	2,030,710
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	349,749

		2,380,459

INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.4%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,829,898

MATERIALS 0.1%
Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	500,000	766,625

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	2,700,000	5,345,491
France Telecom:
4.75%, 02/21/2017 EUR	2,000,000	2,996,115
7.25%, 01/28/2013 EUR	1,850,000	3,140,887
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	900,000	1,386,930

		12,869,423

UTILITIES 0.3%
Multi-Utilities 0.3%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	2,000,000	2,804,827

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $150,436,058)		161,444,130

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 17.2%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	3,100,000	2,656,786
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	6,580,000	10,052,479
Canada:
4.40%, 03/08/2016 CAD	5,290,000	5,360,904
5.00%, 06/01/2014 CAD	2,900,000	3,146,408
Denmark, 4.00%, 11/15/2017 DKK	69,420,000	14,060,296

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
France, 4.25%, 04/25/2019 EUR	7,700,000	$11,845,223
Germany, 3.50%, 10/14/2011 EUR	400,000	615,129
Hong Kong, 4.23%, 03/21/2011 HKD	66,700,000	9,084,757
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	2,870,539
5.25%, 03/10/2027 KRW	5,510,000,000	5,552,579
Mexico, 10.00%, 12/05/2024 MXN	80,640,000	9,105,554
Netherlands:
4.00%, 07/15/2016 EUR	9,425,000	14,467,582
4.00%, 07/15/2018 EUR	10,150,000	15,372,899
New Zealand, 6.00%, 07/15/2008 NZD	5,130,000	3,995,384
Norway, 4.25%, 05/19/2017 NOK	80,900,000	15,543,503
Poland, 5.00%, 10/24/2013 PLN	21,000,000	9,021,367

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $122,534,615)		132,751,389

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.4%
FLOATING-RATE 0.4%
Lehman XS Trust, Ser. 2006-18N, Class A5A, 3.07%, 12/25/2036 (cost $2,803,482)	$3,920,000	2,833,180

YANKEE OBLIGATIONS – CORPORATE 8.3%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	175,000	187,250

ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	1,310,000	1,395,150
Griffin Coal Mining Co., Ltd:
9.50%, 12/01/2016 144A	8,385,000	6,624,150
9.50%,12/01/2016	1,130,000	892,700
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,695,000	3,778,137
8.25%, 12/15/2014	1,315,000	1,364,313

		14,054,450

FINANCIALS 1.7%
Consumer Finance 0.6%
Avago Technologies Finance, Ltd.:
10.125%, 12/01/2013	240,000	256,800
FRN, 8.58%, 06/01/2013	944,000	946,360
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	95,000	94,287
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	680,000	642,600
Virgin Media Finance plc, 9.125%, 08/15/2016	2,605,000	2,526,850

		4,466,897

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Diversified Financial Services 1.1%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	$5,075,000	$5,798,188
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	635,000	451,688
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	2,625,000	2,664,375

		8,914,251

INDUSTRIALS 0.8%
Road & Rail 0.8%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	2,910,000	2,768,138
9.375%, 05/01/2012	3,235,000	3,388,662

		6,156,800

INFORMATION TECHNOLOGY 0.9%
Communications Equipment 0.7%
Nortel Networks Corp., 10.125%, 07/15/2013	5,250,000	5,171,250

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014 ρ	1,500,000	1,406,250

MATERIALS 2.0%
Metals & Mining 1.5%
Evraz Group SA:
8.875%, 04/24/2013 144A	695,000	707,163
9.50%, 04/24/2018 144A	2,230,000	2,285,627
Novelis, Inc., 7.25%, 02/15/2015	9,390,000	8,638,800

		11,631,590

Paper & Forest Products 0.5%
Abitibi Consolidated Company of Canada, 13.75%, 04/01/2011 144A	1,615,000	1,703,825
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A ρ	2,550,000	1,925,250

		3,629,075

TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	1,120,000	1,110,200
Intelsat, Ltd.:
9.25%, 06/15/2016 ρ	1,265,000	1,282,394
11.25%, 06/15/2016 ρ	1,555,000	1,584,156
Vimpel Communications:
8.25%, 05/23/2016	1,400,000	1,375,430
8.375%, 04/30/2013 144A	370,000	370,288
9.125%, 04/30/2018 144A	2,260,000	2,265,646

		7,988,114

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	$185,000	$194,250

Total Yankee Obligations – Corporate (cost $66,380,239)		63,800,177

	Shares	Value

COMMON STOCKS 0.1%
INDUSTRIALS 0.0%
Airlines 0.0%
Delta Air Lines, Inc. *	17,762	151,154

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.0%
Cisco Systems, Inc. *	6,552	167,993

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc.	15,861	172,568

Software 0.0%
Microsoft Corp.	4,885	139,320

MATERIALS 0.0%
Chemicals 0.0%
Tronox, Inc., Class A ρ	55,580	177,856

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Sprint Nextel Corp.	23,227	185,584

Total Common Stocks (cost $1,296,216)		994,475

PREFERRED STOCKS 0.3%
FINANCIALS 0.3%
Thrifts & Mortgage Finance 0.3%
Fannie Mae, Ser. S, 8.25% ρ	75,840	1,899,034
Freddie Mac, Ser. Z, 8.375% ρ	30,345	776,832

Total Preferred Stocks (cost $2,662,357)		2,675,866

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027 (cost $636,125)	$700,000	636,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Principal Amount	Value

LOANS 3.1%
CONSUMER DISCRETIONARY 0.8%
Dana Holding Corp., FRN, 6.55%, 01/31/2015 <	$315,000	$303,666
Fontainebleau Resorts, LLC, FRN, 5.55%, 06/06/2014	635,000	535,483
Idearc, Inc., FRN, 4.80%, 11/17/2014 <	1,014,244	840,352
Metaldyne Corp., FRN:
6.55%, 01/11/2012 <	253,792	190,344
6.55%, 01/11/2014 <	2,229,285	1,677,782
Ion Media Network, Inc., FRN, 6.05%, 01/15/2012 <	3,505,000	2,884,370

		6,431,997

ENERGY 0.1%
Saint Acquisition Corp., FRN, 2.80%, 05/06/2014	675,000	503,354

INDUSTRIALS 0.8%
Clarke American Corp., FRN, 5.30%, 04/04/2014	3,459,769	2,930,978
Neff Corp., FRN, 6.30%, 11/30/2014 <	4,045,000	2,965,834

		5,896,812

INFORMATION TECHNOLOGY 0.0%
Freescale Semiconductor, Inc., FRN, 4.80%, 12/01/2013 <	302,778	261,752

MATERIALS 1.2%
Abitibi Consolidated Co. of Canada, FRN, 10.80%, 03/30/2009 <	2,578,073	2,550,075
Boise Paper Holdings, LLC, FRN, 5.55%, 02/15/2015	405,000	398,232
MacDermid, Inc., FRN, 5.05%, 04/12/2014	1,500,432	2,075,109
Wimar Co., FRN, 5.30%, 01/03/2012	4,175,000	3,954,685

		8,978,101

TELECOMMUNICATION SERVICES 0.2%
Telesat Canada, Inc., FRN, 5.80%, 10/31/2014 <	1,710,000	1,622,123

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, 5.80%, 10/10/2014	1,840	1,757

Total Loans (cost $23,526,667)		23,695,896

	Shares	Value

SHORT-TERM INVESTMENTS 14.7%
MUTUAL FUND SHARES 14.7%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ## ρρ (cost $113,619,901)	113,619,901	113,619,901

Total Investments (cost $1,269,212,832) 164.5%		1,269,289,063
Other Assets and Liabilities and Preferred Shares (64.5%)		(497,757,634)

Net Assets applicable to Common Shareholders 100.0%		$771,531,429

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

Š	The rate shown is the stated rate at the current period end.
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

The following table shows the percentage of total long-term investments by geographic location as of April 30, 2008:

United States	71.9%
Netherlands	4.4%
France	3.0%
Germany	3.0%
Denmark	2.7%
Canada	2.5%
Luxembourg	2.4%
Norway	1.5%
United Kingdom	1.3%
Mexico	1.1%
Australia	0.9%
Ireland	0.8%
Hong Kong	0.8%
Poland	0.8%
South Korea	0.7%
Switzerland	0.6%
Cayman Islands	0.5%
Spain	0.5%
New Zealand	0.3%
Bermuda	0.2%
Singapore	0.1%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008:

AAA	43.4%
AA	2.5%
A	4.6%
BBB	4.4%
BB	14.3%
B	24.3%
CCC	6.3%
NR	0.2%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of April 30, 2008:

Less than 1 year	4.4%
1 to 3 year(s)	15.4%
3 to 5 years	21.7%
5 to 10 years	39.3%
10 to 20 years	14.7%
20 to 30 years	2.7%
Greater than 30 years	1.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $1,155,592,931) including $89,807,134 of securities loaned	$1,155,669,162
Investments in affiliated money market fund, at value (cost $113,619,901)	113,619,901

Total investments	1,269,289,063
Cash in other banks	1,812,000
Foreign currency, at value (cost $3,810,557)	3,806,094
Receivable for securities sold	39,862,724
Principal paydown receivable	998,190
Interest receivable	20,646,544
Prepaid structuring fee (see Note 4)	3,200,000
Unrealized gains on credit default swap transactions	138,348
Unrealized gains on forward foreign currency exchange contracts	397,337
Premiums paid on credit default swap transactions	49,450
Receivable for securities lending income	36,073

Total assets	1,340,235,823

Liabilities
Dividends payable applicable to common shareholders	4,554,707
Payable for securities purchased	64,534,865
Due to custodian bank	410,561
Unrealized losses on credit default swap transactions	63,988
Unrealized losses on interest rate swap transactions	478,839
Unrealized losses on forward foreign currency exchange contracts	2,540,537
Premiums received on credit default swap transactions	170,180
Payable for securities on loan	92,050,941
Advisory fee payable	17,575
Payable to investment advisor (see Note 4)	3,200,000
Due to other related parties	1,597
Accrued expenses and other liabilities	322,286

Total liabilities	168,346,076

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 16,000 shares, including dividends payable of
$358,318	400,358,318

Net assets applicable to common shareholders	$771,531,429

Net assets applicable to common shareholders represented by
Paid-in capital	$789,713,810
Overdistributed net investment income	(5,497,803)
Accumulated net realized losses on investments	(10,293,637)
Net unrealized losses on investments	(2,390,941)

Net assets applicable to common shareholders	$771,531,429

Net asset value per share applicable to common shareholders
Based on $771,531,429 divided by 42,055,000 common shares issued and outstanding
(100,000,000 common shares authorized)	$18.35

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $23,904)	$41,422,954
Income from affiliate	692,274
Dividends	130,114
Securities lending	11,793

Total investment income	42,257,135

Expenses
Advisory fee	3,189,422
Administrative services fee	289,947
Transfer agent fees	16,902
Trustees’ fees and expenses	13,019
Printing and postage expenses	61,964
Custodian and accounting fees	169,305
Professional fees	51,710
Auction agent fees	527,131
Interest expense	6,275
Other	26,331

Total expenses	4,352,006
Less: Expense reductions	(33,000)

Net expenses	4,319,006

Net investment income	37,938,129

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(9,069,306)
Foreign currency related transactions	18,013,954
Interest rate swap transactions	317,118
Credit default swap transactions	(646,154)

Net realized gains on investments	8,615,612
Net change in unrealized gains or losses on investments	(25,994,374)

Net realized and unrealized gains or losses on investments	(17,378,762)
Dividends to preferred shareholders from net investment income	(9,619,522)

Net increase in net assets applicable to common shareholders resulting from operations	$10,939,845

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(unaudited)	October 31, 2007

Operations
Net investment income	$37,938,129	$72,575,245
Net realized gains or losses on investments	8,615,612	(3,479,876)
Net change in unrealized gains or losses
on investments	(25,994,374)	15,301,201
Dividends to preferred shareholders from net
investment income	(9,619,522)	(21,437,150)

Net increase in net assets applicable to common
shareholders resulting from operations	10,939,845	62,959,420

Distributions to common shareholders from
Net investment income	(27,327,339)	(54,303,118)
Tax basis return of capital	0	(1,058,084)

Total distributions to common shareholders	(27,327,339)	(55,361,202)

Total increase (decrease) in net assets applicable
to common shareholders	(16,387,494)	7,598,218
Net assets applicable to common
shareholders
Beginning of period	787,918,923	780,320,705

End of period	$771,531,429	$787,918,923

Overdistributed net investment Income	$(5,497,803)	$(2,554,651)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

e. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

f. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

h. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

i. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

j. Interest rate swaps

The Fund may enter into interest rate swap contracts to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

k. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

l. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

m. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

n. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISOR FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.55% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.84% of the Fund’s average daily net assets applicable to common shareholders (on an annualized basis).

First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia is also an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended April 30, 2008, the administrative fee was equivalent to 0.08% of the Fund’s average daily net assets applicable to common shareholders (on an annualized basis).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2008, the Fund paid brokerage commissions of $130 to Wachovia Securities, LLC.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of $100,000,000 common shares with no par value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Fund did not issue any common shares, respectively.

The Fund has issued 16,000 shares of Auction Preferred Shares (“Preferred Shares”) consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. During the six months ended April 30, 2008, the Preferred Shares experienced failed auctions and the Fund paid dividends to the holders of Preferred Shares based on the maximum rate allowed under the governing documents for the Preferred Shares. The

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

annualized dividend rate of 4.84% for the six months ended April 30, 2008 includes the maximum rate for the dates on which the auctions failed. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the asset coverage with respect to the outstanding Preferred Shares fell below 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class.

On April 30, 2008, the Fund secured debt financing from a multi-seller commercial paper conduit administered by a major financial institution (the “Facility”) in order to redeem approximately 80% of the Fund’s outstanding Preferred Shares. The Fund’s borrowings under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued by the Facility to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 4%. The Fund has pledged its assets to secure borrowings under the Facility. The Fund paid a structuring fee, which is being amortized over three years, and also pays, on a monthly basis, a liquidity fee at an annual rate of 0.50% of the total commitment amount and a program fee at an annual rate of 0.75% on the daily average outstanding principal amount of borrowings.

The structuring fee was paid by EIMC on April 30, 2008. The Fund will reimburse EIMC over a period of three years.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$142,414,211	$418,258,256	$115,578,863	$384,797,651

As of the six months ended April 30, 2008, the Fund had unfunded loan commitments of $7,396,204.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At April 30, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to		U.S. Value at	In Exchange for	Unrealized
Date	Receive		April 30, 2008	U.S. $	Loss

07/07/2008	257,700,000	JPY	$2,478,963	$2,516,602	$37,639
07/15/2008	2,478,000	EUR	3,844,061	3,905,155	61,094

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2008	In Exchange for		U.S. Value at April 30, 2008	Unrealized Gain (Loss)

05/19/2008	1,575,713,000	JPY	$15,114,290	18,895,707	NZD	$14,723,731	$390,559
06/16/2008	1,043,000,000	JPY	10,021,248	79,296,896	HKD	10,188,042	(166,794)
07/14/2008	2,669,670,000	JPY	25,691,365	28,986,645	AUD	27,039,638	(1,348,273)
07/15/2008	2,642,840,000	JPY	25,434,625	16,648,860	EUR	25,826,967	(392,342)
07/15/2008	8,406,050	EUR	13,040,098	6,753,000	GBP	13,322,573	(282,475)
07/22/2008	1,660,790,000	JPY	15,989,808	16,288,483	CAD	16,161,890	(172,082)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to		U.S. Value at	In Exchange for	Unrealized Gain
Date	Deliver		April 30, 2008	U.S. $	(Loss)

05/14/2008	829,472	EUR	$1,290,435	$1,210,597	$(79,838)
07/08/2008	475,200	EUR	737,404	744,182	6,778

During the six months ended April 30, 2008, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $132,384 (on an annualized basis) with a weighted average interest rate of 4.74 % and paid interest of $6,275. The maximum amount outstanding under reverse repurchase agreements during the six months ended April 30, 2008 was $2,759,235 (including accrued interest).

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers and earned $153,892 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $89,807,134 and $92,050,941, respectively.

At April 30, 2008, the Fund had the following interest rate swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Loss

11/26/2008	$112,000,000	JPMorgan	Fixed-3.582%	Floating-2.89%[1]	$478,839

1	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period from April 24, 2008 through May 24, 2008.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At April 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payment Made	Frequency of Payments Made	Unrealized Loss

06/20/2013	Bank of	Dow Jones CDX,	$645,000	5.00%	Quarterly	$3,046
	America	North America
		High Yield Index
06/20/2013	Lehman	Pulte Corp.,	820,000	4.17%	Quarterly	53,835
	Brothers	5.25%, 1/15/2014
06/20/2013	UBS	Dow Jones CDX,	1,505,000	5.00%	Quarterly	7,107
		North America
		High Yield Index

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payment Received	Frequency of Payments Received	Unrealized Gain

12/12/2012	UBS	Dow Jones CDX,	$54,450	3.75%	Quarterly	$1,728
		North America
		High Yield Index
06/20/2013	Lehman	Centex Corp.,	820,000	5.12%	Quarterly	47,521
	Brothers	5.25%, 06/15/2015
12/13/2049	Goldman Sachs	Markit CMBX North	415,000	1.47%	Quarterly	43,240
		America AJ.3 Index
12/13/2049	UBS	Markit CMBX North	410,000	0.08%	Quarterly	45,859
		America AAA.3 Index

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,270,458,463. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,244,598 and $35,413,998, respectively, with a net unrealized depreciation of $1,169,400.

As of October 31, 2007, the Fund had $18,342,604 in capital loss carryover for federal income tax purposes with $10,962,010 expiring in 2014 and $7,380,594 expiring in 2016.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, Evergreen Service Company, LLC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

9. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Net Investment Income

April 18, 2008	May 14, 2008	June 2, 2008	$0.1083
May 16, 2008	June 16, 2008	July 1, 2008	$0.1083
June 12, 2008	July 15, 2008	August 1, 2008	$0.1083

These distributions are not reflected in the accompanying financial statements.

11. SUBSEQUENT EVENT

From May 27, 2008 through June 18, 2008, the Fund redeemed a pro rata portion of each of its series of Preferred Shares, having an aggregate liquidation preference of $320,000,000. These redemptions were funded through borrowings under the Facility described in Note 4.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

ADDITIONAL INFORMATION (unaudited)

MEETING OF SHAREHOLDERS

The Annual Meeting of shareholders of the Fund was held on February 15, 2008. On December 14, 2007, the record date of the meeting, the Fund had $764,980,450 outstanding of which $660,347,000 (86.32%) in net assets were represented at the meeting.

The votes recorded at the meeting were as follows:

Proposal 1 — Election of Trustees:

	For	Withheld

Charles A Austin III	$646,824,336	$13,522,664
Gerald M. McDonnell	647,197,667	13,149,333
Richard J. Shima	647,116,595	13,230,405

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundationof North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee, except Mses. Kosel and Norris, serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

570141 rv2 06/2008

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund
By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

By:

Kasey Phillips Principal Financial Officer

Date: June 30, 2008